Business Combinations and Divestitures	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations and Divestitures

Note C: Business Combinations and Divestitures

Business Combinations.  On July 1, 2014, pursuant to the merger agreement (the “Merger Agreement”) dated as of January 27, 2014 by and among the Corporation, Project Holdings, Inc., a wholly-owned subsidiary of the Corporation (“Merger Sub”), and TXI, Merger Sub merged with and into TXI, with TXI surviving as a wholly-owned subsidiary of the Corporation (the “Acquisition”).  As a result of the Acquisition, each outstanding share of TXI common stock (other than shares owned by TXI, the Corporation or Merger Sub, which were cancelled) was converted into 0.7 shares of the Corporation’s common stock, with cash paid in lieu of fractional shares.  The Corporation issued 20,309,000 shares of its common stock to former TXI stockholders in connection with the Acquisition.  Based on the Corporation’s closing stock price on July 1, 2014 of $132.00, the aggregate value of the Corporation’s common stock delivered to former TXI stockholders was $2,680,788,000.  Additionally, the fair value of outstanding TXI stock options and stock appreciation rights that were converted into Martin Marietta stock awards at the acquisition date of $71,085,000 and shares withheld for income tax obligations were components of the total consideration, which was $2,756,934,000.

TXI was the largest producer of cement in Texas and a major cement producer in California.  TXI was also a major supplier of construction aggregate, ready mixed concrete and concrete products.  The Acquisition expands the Corporation’s geographic footprint and positions the Corporation to benefit from the strength of the combined aggregates platform.

The Corporation has determined preliminary fair values of the assets acquired and liabilities assumed.  Although initial accounting for the business combination has been recorded, certain amounts are subject to change based on the additional reviews performed, such as asset and liability verification.  Specific accounts subject to ongoing purchase accounting adjustments include, but are not limited to, parts and supplies inventories; property, plant and equipment; other assets; goodwill; accounts payable; and deferred taxes.  Therefore, the measurement period remains open as of December 31, 2014.  During the quarter ended December 31, 2014, the Corporation recorded measurement period adjustments that were typical for a material acquisition. The following is a summary of the estimated fair values of the assets acquired and the liabilities assumed as of the acquisition date (dollars in thousands).

Assets:
Cash and cash equivalents	$59,887
Receivables	160,807
Inventory	129,932
Other current assets	61,594
Property, plant and equipment	1,602,860
Real estate and other investments	59,584
Intangible assets, other than goodwill	559,277
Other noncurrent assets	6,525
Goodwill	1,484,272
Total Assets	4,124,738
Liabilities:
Accounts payable and accrued expenses	297,404
Notes and contracts payable and capital leases	747,426
Deferred income tax liabilities	322,974
Total Liabilities	1,367,804
Total Consideration	$2,756,934

Real estate and other investments include property held for resale and a noncontrolling interest in a joint venture.

Goodwill represents the excess purchase price over the fair values of assets acquired and liabilities assumed.  The goodwill was generated by the synergies the transaction provides, including overhead savings, purchasing leverage generated by a larger company, benefits of the existing long-haul transportation system, and cost savings achieved through increased vertical integration of the business.  None of the goodwill generated by the transaction will be deductible for income tax purposes.

Total revenues and earnings from operations included in the consolidated earnings statements attributable to TXI operations for the year ended December 31, 2014 are $539,061,000 and $42,239,000, respectively.

Business development and acquisition integration expenses related to the TXI acquisition, which is inclusive of severance costs of which a portion will be paid in 2015, were $90,487,000 for the year ended December 31, 2014.

Unaudited Pro Forma Financial Information The unaudited pro forma financial information in the table below summarizes the results of operations for the Corporation and TXI as though the companies were combined as of January 1, 2013.  Transactions between the Corporation and TXI during the periods presented in the pro forma financial statements have been eliminated as if the Corporation and TXI were consolidated affiliates during the periods.  Financial information for periods prior to the July 1, 2014 acquisition date included in the pro forma earnings does not reflect any cost savings or associated costs to achieve such savings from operating efficiencies, synergies, debt refinancing, utilization of TXI net operating loss carryforwards or other restructuring that result from the combination.  The pro forma financial information for the year ended December 31, 2014 reflects the elimination of business development and acquisition integration expenses and the gain on the required divestiture of assets, which combined represented an after-tax expense of $51,776,000.  This expense has been reflected in the pro forma earnings for the year ended December 31, 2013.

The unaudited pro forma financial information for the year ended December 31, 2014 includes TXI’s historical operating results for the six months ended May 31, 2014 (due to a difference in TXI’s historical reporting periods) and the results of operations for the TXI locations from July 1, 2014, the acquisition date, to December 31, 2014.  The unaudited pro forma financial information for the year ended December 31, 2013 includes the historical results of TXI for the twelve-months ended November 30, 2013 (due to a difference in TXI’s historical reporting periods).

The pro forma financial statements do not purport to project the future financial position or operating results of the combined company.  The pro forma financial information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place as of January 1, 2013.

years ended December 31 (add 000)	2014	2013
Net Sales	$3,088,642	$2,638,682
Earnings from continuing operations attributable to controlling interest	$171,822	$39,164

Divestitures of Assets. In accordance with an agreement between the Corporation and the U.S. Department of Justice (“DOJ”) as part of its review of the business combination with TXI, the Corporation agreed to divest a Corporate owned aggregates quarry in Oklahoma and two Corporate owned rail yards in Texas.  On August 15, 2014, the Corporation divested of the properties in exchange for cash and real property and recognized a pretax gain of $47,804,000, which is included in acquisition-related expenses, net, in the consolidated statements of earnings and comprehensive earnings.

Purchase of Remaining Interest in Existing Subsidiaries.  During 2014, the Corporation acquired the remaining interest in two joint ventures in separate transactions.  Net cash paid for both transactions was $19,480,000.